Intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets	R$ 1,238,629	R$ 430,504	R$ 224,516
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,497,331	531,022
Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets	R$ (258,702)	(100,519)
Licences [member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rate	10.00%
Intangible assets	R$ 132,217	47,150	29,489
Licences [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	336,495	129,399
Licences [member] | Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets	R$ (204,278)	(82,249)
Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rate	20.00%
Intangible assets	R$ 185,565	115,417	69,144
Capitalised development expenditure [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	234,400	129,948
Capitalised development expenditure [member] | Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets	R$ (48,835)	(14,531)
Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rate	20.00%
Intangible assets	R$ 8,376	5,602	7,710
Customer-related intangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	13,965	9,341
Customer-related intangible assets [member] | Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(5,589)	(3,739)
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	632,796	90,702	38,964
Goodwill [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	632,796	90,701
Intangible assets under development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	279,675	171,633	R$ 79,209
Intangible assets under development [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	R$ 279,675	R$ 171,633